SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details 7) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 1	Mar. 31, 2012 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Dec. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Jun. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Mar. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Dec. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Jun. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Mar. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Dec. 31, 2009 Assets and liabilities measured at fair value on a recurring basis Level 1 Interim financial information	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2012 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2009 Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2013 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2012 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2009 Assets and liabilities measured at fair value on a recurring basis Total	Mar. 31, 2012 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2011 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2011 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2010 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2010 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2009 Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Sep. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2012 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Sep. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total	Mar. 31, 2012 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2011 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2010 Short-term investments - tax exempt bonds Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Sep. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2	Sep. 30, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2	Mar. 31, 2012 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Mar. 31, 2011 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Jun. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Dec. 31, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Level 2 Interim financial information	Sep. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total	Sep. 30, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total	Mar. 31, 2011 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Jun. 30, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Mar. 31, 2010 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information	Dec. 31, 2009 Short-term investments -U.S. government agency Assets and liabilities measured at fair value on a recurring basis Total Interim financial information
Assets
Cash equivalents												$ 115,214	$ 171,300	$ 266,842	$ 129,756	$ 178,893	$ 205,862	$ 251,913	$ 166,602	$ 136,182	$ 118,800	$ 134,103	$ 152,823	$ 199,893														$ 115,214	$ 171,300	$ 266,842	$ 129,756	$ 178,893	$ 205,862	$ 251,913	$ 166,602	$ 136,182	$ 118,800	$ 134,103	$ 152,823	$ 199,893
Short-term investments	7,895	18,872	25,829	26,108	42,288	53,155	84,081	79,372	68,912	24,070	8,127																																								25,829	48,081	7,895	18,872	26,108	33,288	38,155	25,829	48,081	7,895	18,872	26,108	33,288	38,155	36,000	8,127	68,912	9,000	15,000	79,372	24,070	36,000	8,127	9,000	15,000	79,372	68,912	24,070
Current derivative assets																									2,827	3,779	7,466	11,428	18,106	2,197	1,000		9,289	11,086	13,755	16,887	16,878	2,827	3,779	7,466	11,428	18,106	2,197	1,000		9,289	11,086	13,755	16,887	16,878
Non-current derivative assets																									5,303	3,713				3,041	2,196	11,078		22				5,303	3,713				3,041	2,196	11,078		22
Total assets measured at fair value												115,214	171,300	266,842	129,756	178,893	205,862	251,913	166,602	136,182	118,800	134,103	152,823	199,893	8,130	7,492	33,295	95,509	26,233	13,133	22,068	37,186	51,577	64,263	93,127	85,799	40,948	123,344	178,792	300,137	225,265	205,126	218,995	273,981	203,788	187,759	183,063	227,230	238,622	240,841
Liabilities
Current derivative liabilities																									6,809	6,839	7,522	3,193	17,933	1,687	5,955	13,983	13,836	4,257	13,749	16,765	16,691	6,809	6,839	7,522	3,193	17,933	1,687	5,955	13,983	13,836	4,257	13,749	16,765	16,691
Non-current derivative liabilities																									7,170	6,498	6,164	4,748		6,497	5,246	8,987	6,988	10,063				7,170	6,498	6,164	4,748		6,497	5,246	8,987	6,988	10,063
Total liabilities measured at fair value																									$ 13,979	$ 13,337	$ 13,686	$ 7,941	$ 17,933	$ 8,184	$ 11,201	$ 22,970	$ 20,824	$ 14,320	$ 13,749	$ 16,765	$ 16,691	$ 25,663	$ 13,337	$ 13,686	$ 7,941	$ 17,933	$ 8,184	$ 11,201	$ 22,970	$ 20,824	$ 14,320	$ 13,749	$ 16,765	$ 16,691